Loans and Advances to Banks, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of loans and advances to banks [text block] [Abstract]
Schedule of loans and advance to banks, net
	2020	2021
	MCh$	MCh$
Domestic Banks
Interbank loans	260,002	160,018
Other credits with domestic banks	—	—
Provisions for loans to domestic banks	(214)	(31)
Subtotal	259,788	159,987

Foreign Banks
Loans to foreign banks	185,858	158,308
Credits with third countries	167	498
Chilean export trade banks	113,596	121,008
Provisions for loans to foreign banks	(244)	(50)
Subtotal	299,377	279,764

Central Bank of Chile
Central Bank deposits	2,380,033	1,090,000
Other Central Bank credits	—	—
Subtotal	2,380,033	1,090,000
Total	2,939,198	1,529,751

Schedule of impairment allowance for due from banks
	2020				2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Normal	260,002	—	—	260,002	160,018	—	—	160,018
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	260,002	—	—	260,002	160,018	—	—	160,018

Foreign Banks
Normal	299,621	—	—	299,621	279,814	—	—	279,814
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	299,621	—	—	299,621	279,814	—	—	279,814

Central Bank of Chile
Normal	2,380,033	—	—	2,380,033	1,090,000	—	—	1,090,000
Substandard	—	—	—	—	—	—	—	—
Non-complying	—	—	—	—	—	—	—	—
Subtotal	2,380,033	—	—	2,380,033	1,090,000	—	—	1,090,000
Total	2,939,656	—	—	2,939,656	1,529,832	—	—	1,529,832

Schedule of changes in gross carrying amount and corresponding allowance for ECL by stage
	Changes as of December 31, 2020
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
ECL allowances as of January 1, 2020	1,018,551	84	121,640	26	—	—	1,140,191	110
Net change on Balance *	1,845,572	(84)	(45,547)	(26)	—	—	1,800,025	(110)
Transfer to Stage 1	86,986	—	(86,986)	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	458	—	—	—	—	—	458
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	(11,453)	—	10,893	—	—	—	(560)	—
Total	2,939,656	458	—	—	—	—	2,939,656	458

	Changes as of December 31, 2021
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$	Gross carrying amount MCh$	ECL MCh$
ECL allowances as of January 1, 2021	2,939,656	458	—	—	—	—	2,939,656	458
Net change on Balance *	(1,446,442)	(389)	—	—	—	—	(1,446,442)	(389)
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	36,618	12	—	—	—	—	36,618	12
Total	1,529,832	81	—	—	—	—	1,529,832	81